Exhibit 99.1

SLM Student Loan Trust  2010-1

Monthly Servicing Report

Distribution Date 08/25/2021

Collection Period 07/01/2021 - 07/31/2021

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/15/2010	06/30/2021	07/31/2021
	Principal Balance	$1,169,871,248.94	$197,619,542.62	$195,942,178.41
	Interest to be Capitalized Balance	12,910,478.57	839,894.69	833,758.70
	Pool Balance	$1,182,781,727.51	$198,459,437.31	$196,775,937.11
	Capitalized Interest Account Balance	$7,500,000.00	-	-
	Specified Reserve Account Balance	3,028,129.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,193,309,856.51	$198,459,437.31	$196,775,937.11
	Weighted Average Coupon (WAC)	2.60%	2.77%	2.67%
	Number of Loans	482,706	58,705	58,107
	Aggregate Outstanding Principal Balance - Tbill		$39,616,636.99	$39,296,460.89
	Aggregate Outstanding Principal Balance - LIBOR		$158,842,800.32	$157,479,476.22
	Pool Factor		0.163846598	0.162456713
	Since Issued Constant Prepayment Rate		(27.10)%	(27.32)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	07/26/2021	08/25/2021
	A	78445XAA4	$158,679,437.31	$156,995,937.11
	B	78445XAB2	$36,780,000.00	$36,780,000.00

C	Account Balances	07/26/2021	08/25/2021
	Reserve Account Balance	$1,211,252.00	$1,211,252.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$88,488.81	$132,381.05
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	07/26/2021	08/25/2021
	Adjusted Pool Balance + Supplemental Loan Purchase	$198,459,437.31	$196,775,937.11
	Total Notes	$195,459,437.31	$193,775,937.11
	Difference	$3,000,000.00	$3,000,000.00
	Parity Ratio	1.01535	1.01548

Page 2 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

II.	Trust Activity 07/01/2021 through 07/31/2021

A	Student Loan Principal Receipts
	Borrower Principal	747,555.20
	Guarantor Principal	606,919.08
	Consolidation Activity Principal	616,957.90
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	238.88
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,971,671.06
B	Student Loan Interest Receipts
	Borrower Interest	117,220.84
	Guarantor Interest	17,100.00
	Consolidation Activity Interest	8,732.89
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.11
	Servicer Interest Reimbursement	2,020.54
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	15,077.07
	Total Interest Receipts	$160,151.45
C	Reserves in Excess of Requirement	-
D	Investment Income	$45.27
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(43,892.24)
M	AVAILABLE FUNDS	$2,087,975.54
N	Non-Cash Principal Activity During Collection Period	$(294,306.85)
O	Non-Reimbursable Losses During Collection Period	$11,455.26
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

III.	2010-1 Portfolio Characteristics

		07/31/2021				06/30/2021
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	3.66%	53	$199,508.04	0.102%	3.71%	55	$202,356.19	0.102%
	GRACE	1.72%	17	$38,718.56	0.020%	1.83%	20	$50,144.07	0.025%
	DEFERMENT	2.11%	4,217	$14,259,880.17	7.278%	2.22%	4,285	$14,559,222.84	7.367%

REPAYMENT:	CURRENT	2.71%	40,624	$128,578,760.65	65.621%	2.80%	41,485	$131,194,306.42	66.387%
	31-60 DAYS DELINQUENT	2.80%	1,964	$7,912,284.86	4.038%	2.94%	1,925	$7,142,755.95	3.614%
	61-90 DAYS DELINQUENT	2.75%	1,158	$4,449,172.69	2.271%	2.84%	1,002	$4,171,464.38	2.111%
	91-120 DAYS DELINQUENT	2.59%	659	$2,665,517.60	1.360%	2.83%	439	$1,833,968.32	0.928%
	> 120 DAYS DELINQUENT	2.79%	1,617	$6,497,941.11	3.316%	2.94%	1,647	$6,484,887.01	3.282%

	FORBEARANCE	2.72%	7,490	$30,271,824.86	15.449%	2.85%	7,581	$30,928,684.75	15.651%
	CLAIMS IN PROCESS	2.75%	308	$1,068,569.87	0.545%	2.72%	266	$1,051,752.69	0.532%

	TOTAL		58,107	$195,942,178.41	100.00%		58,705	$197,619,542.62	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

IV.	2010-1 Portfolio Characteristics (cont'd)

	07/31/2021	06/30/2021
Pool Balance	$196,775,937.11	$198,459,437.31
Outstanding Borrower Accrued Interest	$4,476,051.66	$4,507,082.41
Borrower Accrued Interest to be Capitalized	$833,758.70	$839,894.69
Borrower Accrued Interest >30 Days Delinquent	$387,826.66	$357,853.68
Total # Loans	58,107	58,705
Total # Borrowers	22,415	22,672
Weighted Average Coupon	2.67%	2.77%
Weighted Average Remaining Term	125.21	125.00
Non-Reimbursable Losses	$11,455.26	$2,445.36
Cumulative Non-Reimbursable Losses	$6,393,224.14	$6,381,768.88
Since Issued Constant Prepayment Rate (CPR)	-27.32%	-27.10%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	$-
Cumulative Rejected Claim Repurchases	$3,803,945.97	$3,803,945.97
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$305,462.08	$323,439.06
Borrower Interest Accrued	$415,779.61	$421,618.47
Interest Subsidy Payments Accrued	$23,300.17	$24,000.91
Special Allowance Payments Accrued	$27,678.23	$10,716.72

Page 5 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

V.	2010-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidize	2.62%	34,876	95,626,247.01	48.803%
	- GSL - Unsubsidized	2.66%	22,232	92,182,064.70	47.046%
	- PLUS (2) Loans	3.29%	878	7,341,067.74	3.747%
	- SLS (3) Loans	3.72%	121	792,798.96	0.405%
	- Consolidation Loans	0.00%	0	-	0.000%
Total		2.67%	58,107	$195,942,178.41	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	2.68%	42,566	156,306,483.16	79.772%
	- Two Year	2.64%	13,190	33,420,160.79	17.056%
	- Technical	2.76%	2,143	5,673,931.74	2.896%
	- Other	2.48%	208	541,602.72	0.276%
	Total	2.67%	58,107	$195,942,178.41	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

VI.	2010-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,087,975.54
A	Primary Servicing Fee	$115,558.33	$1,972,417.21
B	Administration Fee	$6,667.00	$1,965,750.21
C	Class A Noteholders' Interest Distribution Amount	$64,694.93	$1,901,055.28
D	Class B Noteholders' Interest Distribution Amount	$30,320.51	$1,870,734.77
E	Class A Noteholders' Principal Distribution Amount	$1,683,500.20	$187,234.57
F	Class B Noteholders' Principal Distribution Amount	-	$187,234.57
G	Reserve Account Reinstatement	-	$187,234.57
H	Unpaid Expenses of The Trustees	-	$187,234.57
I	Carryover Servicing Fee	-	$187,234.57
J	Remaining Amounts to the Noteholders after the first auction date	-	$187,234.57
K	Excess Distribution Certificateholder	187,234.57	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$195,942,178.41
B	Interest to be Capitalized	$833,758.70
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,211,252.00
E	Less: Specified Reserve Account Balance	$(1,211,252.00)
F	Total	$196,775,937.11
G	Class A Notes Outstanding (after application of available funds)	$156,995,937.11
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

VII.	2010-1 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$158,679,437.31	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	7/26/2021	7/26/2021
Accrual Period End	8/25/2021	8/25/2021
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	0.48925%	0.98925%
Accrued Interest Factor	0.000407708	0.000824375
Current Interest Due	$64,694.93	$30,320.51
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$64,694.93	$30,320.51
Interest Paid	$64,694.93	$30,320.51
Interest Shortfall	-	-
Principal Paid	$1,683,500.20	-
Ending Principal Balance	$156,995,937.11	$36,780,000.00
Paydown Factor	0.001420675	0.000000000
Ending Balance Factor	0.132486023	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021

VIII.	2010-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$195,459,437.31
	Adjusted Pool Balance	$196,775,937.11
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$1,683,500.20
	Principal Distribution Amount Paid	$1,683,500.20

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,211,252.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,211,252.00

	Required Reserve Acct Balance	$1,211,252.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,211,252.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$88,488.81
	Deposits for the Period	$43,892.24
	Release to Collection Account	-
	Ending Balance	$132,381.05

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 07/01/2021 - 07/31/2021, Distribution Date 08/25/2021